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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                            PRINCIPAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

Bonds and Notes - 93.7%

U.S. TREASURIES - 27.7%
U.S. Treasury Bonds
4.50%                                         02/15/36                         $ 5,905                       $ 5,296 (h)
5.38%                                         02/15/31                           3,825                         3,893 (h)
7.13%                                         02/15/23                          37,990                        45,458 (h)
8.13%                                         08/15/19 - 08/15/21               35,390                        44,901 (f,h)
U.S. Treasury Notes
4.13%                                         08/15/08                           2,530                         2,480 (h)
4.88%                                         04/30/08 - 05/31/11              394,870                       391,668 (h)
5.13%                                         05/15/16                         180,795                       180,598 (h)
                                                                                                             674,294

FEDERAL AGENCIES - 1.3%
Federal Farm Credit Bank
3.75%                                         01/15/09                          12,750                        12,249 (f)
Federal Home Loan Mortgage Corp.
4.75%                                         12/08/10                          18,805                        18,244 (f)
                                                                                                              30,493

AGENCY MORTGAGE BACKED - 19.5%
Federal Home Loan Mortgage Corp.
4.50%                                         06/01/33 - 02/01/35                5,741                         5,208 (f)
5.00%                                         07/01/35 - 10/01/35                7,149                         6,683 (f)
5.50%                                         05/01/20                           1,544                         1,514 (f)
6.00%                                         04/01/17 - 05/01/35               17,775                        17,629 (f)
6.50%                                         01/01/27 - 12/01/34                8,277                         8,345 (f)
7.00%                                         10/01/16 - 02/01/35                3,324                         3,410 (f)
7.50%                                         11/01/09 - 09/01/33                1,948                         1,998 (f)
8.00%                                         08/01/30 - 11/01/30                   17                            18 (f)
8.50%                                         04/01/30 - 05/01/30                   56                            61 (f)
9.00%                                         05/01/16 - 11/01/16                  314                           335 (f)
4.50%                                         TBA                                1,614                         1,463 (b)
Federal National Mortgage Assoc.
4.00%                                         05/01/19 - 06/01/19                5,901                         5,449 (f)
4.50%                                         05/01/18 - 02/01/35               40,309                        37,753 (f)
5.00%                                         06/01/20 - 08/01/35               29,139                        27,452 (f)
5.50%                                         01/01/14 - 08/01/35               27,236                        26,654 (f)
6.00%                                         02/01/14 - 08/01/35               35,195                        34,739 (f)
6.50%                                         01/01/14 - 02/01/35               44,516                        44,846 (f)
7.00%                                         08/01/13 - 05/01/35               13,991                        14,336 (f)
7.50%                                         12/01/09 - 03/01/34                5,922                         6,107 (f)
8.00%                                         12/01/11 - 11/01/33                3,436                         3,608 (f)
8.50%                                         04/01/30 - 05/01/31                  353                           377 (f)
9.00%                                         02/01/09 - 12/01/22                3,586                         3,776 (f)
4.50%                                         TBA                                5,488                         4,972 (b)
5.00%                                         TBA                               11,105                        10,692 (b)
5.50%                                         TBA                               60,192                        57,803 (b)
6.00%                                         TBA                               56,362                        56,556 (b)
6.50%                                         TBA                               35,742                        35,921 (b)
Government National Mortgage Assoc.
4.38%                                         05/20/21 - 04/20/24                   23                            23 (g)
4.50%                                         08/15/33 - 09/15/34               11,265                        10,353
4.75%                                         08/20/23 - 09/20/24                   28                            28 (g)
5.00%                                         08/15/33                           2,640                         2,505
5.13%                                         11/20/21 - 10/20/25                   24                            24 (g)
5.38%                                         01/20/24 - 03/20/24                   20                            20 (g)
6.00%                                         04/15/27 - 06/15/35                5,718                         5,678
6.50%                                         04/15/19 - 08/15/34                7,944                         8,051
7.00%                                         03/15/12 - 06/15/34                3,786                         3,876
7.50%                                         11/15/22 - 10/15/33                1,395                         1,447
8.00%                                         10/15/29 - 06/15/30                   22                            23
8.50%                                         10/15/17                             997                         1,062
9.00%                                         11/15/16 - 12/15/21                2,471                         2,673
5.50%                                         TBA                               23,045                        22,332 (b)
                                                                                                             475,800

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Collateralized Mortgage Obligation Trust (Class B)
5.16%                                         11/01/18                             491                           421 (c,d,f)
Federal Home Loan Mortgage Corp.
1.45%                                         10/15/18                           8,397                           327 (e,f,g)
1.95%                                         12/15/30                          17,992                           804 (e,f,g)
3.33%                                         10/15/33                           3,215                         2,244 (f,g)
4.11%                                         12/15/33                           1,970                         1,463 (f,g)
4.50%                                         04/15/13 - 03/15/19               17,067                         1,668 (e,f)
4.50%                                         05/15/17 - 11/15/19                6,800                         6,244 (f)
5.00%                                         01/15/11 - 08/01/35              107,358                        21,348 (e,f)
5.00%                                         05/15/20 - 02/15/35               38,334                        34,274 (f)
5.32%                                         06/15/33                           7,854                         7,083 (f,g)
5.50%                                         04/15/17 - 06/15/33                8,528                         1,723 (e,f)
5.50%                                         10/15/34                           4,730                         4,672 (f)
7.50%                                         01/15/16                             836                           860 (f)
7.50%                                         07/15/27                             105                            23 (e,f)
8.00%                                         04/15/20                             326                           326 (f)
8.00%                                         02/01/23 - 07/01/24                  294                            65 (e,f)
10.44%                                        09/25/43                          28,639                           381 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
5.30%                                         08/01/27                              69                            55 (c,d,f)
Federal National Mortgage Assoc.
1.18%                                         12/25/42                           5,387                           121 (e,f,g)
1.68%                                         10/25/29                           6,583                           305 (e,f,g)
1.78%                                         12/25/30                           8,804                           349 (e,f,g)
2.18%                                         05/25/18                           2,559                           140 (e,f,g)
2.28%                                         09/25/42                          19,597                         1,268 (e,f,g)
2.33%                                         04/25/17 - 10/25/17               14,686                           748 (e,f,g)
2.38%                                         08/25/16                           4,563                           193 (e,f,g)
2.78%                                         06/25/42                           6,022                           312 (e,f,g)
3.56%                                         09/25/31                           4,291                         3,664 (f,g)
4.00%                                         02/25/28                             424                           411 (f)
4.50%                                         05/25/18                           2,867                           291 (e,f)
4.50%                                         12/25/19                           2,375                         2,101 (f)
4.75%                                         11/25/14                           1,644                           119 (e,f)
5.00%                                         02/25/11 - 02/25/32                3,804                           377 (e,f)
5.00%                                         03/25/35                           3,225                         2,855 (f)
5.50%                                         07/25/34 - 02/25/35                9,657                         9,533 (f)
5.75%                                         02/25/35                           4,975                         4,934 (f)
6.00%                                         12/25/34                           3,250                         3,190 (f)
6.50%                                         12/25/34                           2,189                         2,208 (f)
8.00%                                         07/25/14                           2,398                         2,436 (f)
Federal National Mortgage Assoc. (Class 1)
5.27%                                         11/01/34                          12,575                         8,748 (c,d,f)
Federal National Mortgage Assoc. (Class S)
1.78%                                         02/25/31                           6,339                           244 (e,f,g)
Federal National Mortgage Assoc. REMIC
4.50%                                         11/25/13                           6,276                           275 (e,f)
4.90%                                         03/25/31                           6,361                         5,923 (f,g)
5.00%                                         10/25/22                           2,860                           503 (e,f)
Federal National Mortgage Assoc. REMIC
(Class B)
5.39%                                         12/25/22                             323                           262 (c,d,f)
Federal National Mortgage Assoc. REMIC
(Class J) **
1080.91%                                      03/25/22                               -                             4 (e,f)
Federal National Mortgage Assoc. REMIC
(Class K) **
1008.00%                                      05/25/22                               -                            14 (e,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
7.50%                                         11/01/23                           1,288                           340 (e,f)
8.00%                                         08/01/23 - 07/01/24                  616                           141 (e,f)
8.50%                                         03/01/17 - 07/25/22                1,074                           236 (e,f)
9.00%                                         05/25/22                             325                            82 (e,f)
Government National Mortgage Assoc.
5.00%                                         02/16/34                           2,349                         2,099 (f)
Vendee Mortgage Trust
16.44%                                        05/15/33                          19,639                           614 (c,e,f,g)
                                                                                                             139,021

ASSET BACKED - 4.4%
Accredited Mortgage Loan Trust (Class A)
5.62%                                         07/25/34                           1,486                         1,491 (f,g)
AESOP Funding II LLC
5.39%                                         04/20/08                           2,600                         2,602 (a,f,g)
AESOP Funding II LLC (Class A)
5.39%                                         04/20/10                           3,000                         3,006 (a,f,g)
Bank One Issuance Trust
3.59%                                         05/17/10                           1,080                         1,055 (f)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.69%                                         01/25/34                             526                           528 (f,g)
BMW Vehicle Owner Trust (Class B)
2.93%                                         03/25/09                           2,500                         2,490 (f)
Capital One Auto Finance Trust (Class A)
5.30%                                         03/15/11                           4,000                         4,001 (f,g)
Capital One Master Trust (Class C)
6.70%                                         06/15/11                           2,344                         2,390 (a,f)
Carmax Auto Owner Trust
4.35%                                         03/15/10                           3,032                         2,962 (f)
Centex Home Equity Co. LLC
5.49%                                         01/25/25                              14                            14 (f,g)
Chase Credit Card Master Trust (Class A)
5.31%                                         07/15/10                           5,000                         5,009 (f,g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                         05/25/32                             429                           406 (f)
Citibank Credit Card Issuance Trust
4.45%                                         04/07/10                           3,078                         3,007 (f)
5.48%                                         03/20/09                           4,000                         4,002 (f,g)
5.79%                                         06/25/09                           5,000                         5,012 (f,g)
Countrywide Asset-Backed Certificates
5.84%                                         02/25/35                          15,000                        15,087 (f,g)
Countrywide Asset-Backed Certificates
(Class A)
5.59%                                         05/25/36                           1,304                         1,306 (f,g)
5.69%                                         08/25/34                             360                           361 (f,g)
5.88%                                         08/25/32                             364                           364 (f,g)
5.98%                                         04/25/32                             212                           212 (f,g)
First Franklin Mtg Loan Asset Backed
Certificates
5.50%                                         12/31/49                           5,000                         5,002 (f,g)
5.60%                                         01/25/35                           2,392                         2,395 (f,g)
5.62%                                         01/25/35                           1,906                         1,912 (f,g)
First Franklin Mtg Loan Asset Backed
Certificates (Class A)
5.61%                                         06/25/34                             326                           327 (f,g)
First Horizon Asset Back Trust (Class A)
5.54%                                         02/25/34                           1,287                         1,287 (f,g)
First National Master Note Trust (Class A)
5.31%                                         04/15/09                           5,000                         5,002 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
5.42%                                         06/25/34                           5,500                         5,502 (f,g)
GSAA Trust
5.72%                                         05/25/34                           1,085                         1,090 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                         10/15/10                           2,798                         2,724
Household Automotive Trust (Class A)
5.55%                                         07/17/09                           3,702                         3,701 (g)
Long Beach Mortgage Loan Trust
5.78%                                         11/26/32                             677                           678 (f,g)
Mid-State Trust
7.54%                                         07/01/35                           1,057                         1,079 (f)
Peco Energy Transition Trust
6.52%                                         12/31/10                           2,219                         2,289 (f)
Residential Asset Mortgage Products, Inc.
5.56%                                         03/25/34                             547                           547 (f,g)
Residential Asset Securities Corp.
5.57%                                         07/25/32                           1,064                         1,064 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                         07/25/30                           1,952                         1,922 (f,g)
5.61%                                         06/25/33                           1,700                         1,702 (f,g)
5.64%                                         11/25/33                           2,358                         2,363 (f,g)
SLM Student Loan Trust (Class A)
5.38%                                         06/15/18                           1,708                         1,710 (f,g)
Structured Asset Investment Loan Trust
5.55%                                         02/25/35                           7,270                         7,277 (a,f,g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                         10/20/10                           1,727                         1,694
Wells Fargo Home Equity Trust
3.97%                                         09/25/24                           1,332                         1,316 (f,g)
                                                                                                             107,888

CORPORATE NOTES - 24.9%
Abbey National PLC
7.95%                                         10/26/29                           3,205                         3,795 (f)
Abbott Laboratories
5.88%                                         05/15/16                           4,830                         4,786 (f)
AIG SunAmerica Global Financing VII
5.85%                                         08/01/08                           3,330                         3,342 (a,f)
Air Jamaica Ltd.
9.38%                                         07/08/15                           2,755                         2,776 (a,f)
Allegiance Corp.
7.00%                                         10/15/26                           2,100                         2,139 (f)
Allied Waste North America
7.25%                                         03/15/15                           6,850                         6,542 (f)
Allstate Life Global Funding Trusts
3.85%                                         01/25/08                           2,655                         2,583 (f)
Alltel Corp.
4.66%                                         05/17/07                           4,360                         4,328
Altria Group, Inc.
7.20%                                         02/01/07                           2,675                         2,689 (f)
American Electric Power Company, Inc.
4.71%                                         08/16/07                           2,845                         2,810 (f,i)
American Electric Power Company, Inc.
(Series D)
5.25%                                         06/01/15                           2,155                         2,018 (f)
American General Corp.
7.50%                                         08/11/10                           1,855                         1,963 (f)
Appalachian Power Co. (Series G)
3.60%                                         05/15/08                           1,630                         1,568 (f)
Appalachian Power Co. (Series K)
5.00%                                         06/01/17                           2,135                         1,912 (f)
Archer-Daniels-Midland Co.
7.00%                                         02/01/31                           2,130                         2,311 (f)
Assurant, Inc.
6.75%                                         02/15/34                           3,025                         2,970 (f)
AT&T, Inc.
4.13%                                         09/15/09                           4,255                         4,045 (f)
5.63%                                         06/15/16                           4,985                         4,739 (f)
5.88%                                         08/15/12                           2,130                         2,110 (f)
BAC CAP TRUST V
5.63%                                         03/08/35                           3,200                         2,783 (f)
Banco BMG S.A.
9.15%                                         01/15/16                           2,165                         2,122 (a,f)
Banco Mercantil del Norte S.A.
5.88%                                         02/17/14                           4,400                         4,339 (a,f,g)
Banco Santander Chile
5.38%                                         12/09/14                           3,465                         3,295 (a,f)
BellSouth Corp.
6.55%                                         06/15/34                           3,035                         2,887 (f)
BJ Services Co.
5.75%                                         06/01/11                           3,150                         3,120
BNP US Funding LLC (Series A)
7.74%                                         12/31/49                           1,710                         1,752 (a,f,g)
Boyd Gaming Corp.
7.13%                                         02/01/16                           3,310                         3,198 (f)
BRE Properties Inc. (REIT)
5.95%                                         03/15/07                           3,850                         3,855 (f)
British Aerospace Finance, Inc.
7.50%                                         07/01/27                           2,065                         2,238 (a,f)
British Telecommunications PLC
8.38%                                         12/15/10                           1,260                         1,383
Burlington Northern Santa Fe Corp.
8.13%                                         04/15/20                           4,840                         5,709 (f)
Campbell Soup Co.
5.50%                                         03/15/07                           2,725                         2,723 (f)
Capital One Bank
6.50%                                         06/13/13                           1,325                         1,352 (f)
Capital One Financial Corp.
8.75%                                         02/01/07                           3,200                         3,252 (f)
Carolina Power & Light Co.
5.15%                                         04/01/15                           1,500                         1,412 (f)
5.70%                                         04/01/35                             815                           738 (f)
6.13%                                         09/15/33                           3,090                         2,974 (f)
CCSA Finance Ltd.
7.88%                                         05/17/16                           1,690                         1,597 (a)
Clear Channel Communications, Inc.
4.63%                                         01/15/08                           3,355                         3,282 (f)
Comcast Cable Communications Holdings, Inc.
9.46%                                         11/15/22                           3,730                         4,607 (f)
Commonwealth Bank of Australia
6.02%                                         03/29/49                           3,070                         2,924 (a)
Consolidated Edison Company of New York
5.63%                                         07/01/12                           4,075                         4,042 (f)
Consolidated Natural Gas Co.
5.38%                                         11/01/06                           4,315                         4,309 (f)
Consumers Energy Co.
5.15%                                         02/15/17                           2,060                         1,870 (f)
5.80%                                         09/15/35                           2,130                         1,911 (f)
Corp Interamericana de Entretenimiento S.A.
8.88%                                         06/14/15                           2,805                         2,665 (a,f)
Cosan S.A. Industria e Comercio
8.25%                                         02/28/49                           2,690                         2,421 (a,f)
Cosipa Commercial Ltd.
8.25%                                         06/14/16                           2,165                         2,176 (a)
Countrywide Home Loans, Inc.
5.63%                                         05/15/07                           2,035                         2,033 (f)
COX Communications, Inc.
5.45%                                         12/15/14                           3,235                         2,999 (f)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                         11/15/15                           8,460                         8,333 (a,f)
CSX Transportation, Inc.
9.75%                                         06/15/20                           1,365                         1,769 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                         06/04/08                           2,000                         1,937 (f)
4.75%                                         01/15/08                           2,000                         1,968 (f)
DBS Bank Ltd.
5.00%                                         11/15/19                           3,820                         3,480 (a,f,g)
Detroit Edison Co. (Series B)
5.45%                                         02/15/35                           3,470                         2,968 (f)
Deutsche Bank Capital Funding Trust VII
5.63%                                         01/19/49                           1,380                         1,278 (a,f,g)
Dominion Resources, Inc.
5.69%                                         05/15/08                           3,165                         3,155 (f,i)
Dominion Resources, Inc. (Series B)
4.13%                                         02/15/08                           3,330                         3,252 (f)
Dominion Resources, Inc. (Series G)
3.66%                                         11/15/06                           3,195                         3,171 (f,i)
Duke Capital LLC
4.33%                                         11/16/06                           3,645                         3,629 (f)
5.67%                                         08/15/14                           2,050                         1,970 (f)
Echostar DBS Corp.
5.75%                                         10/01/08                           3,120                         3,050 (f)
7.13%                                         02/01/16                           6,000                         5,775 (a,f)
El Paso Electric Co.
6.00%                                         05/15/35                           3,210                         2,888 (f)
Enterprise Products Operating LP
4.00%                                         10/15/07                           5,570                         5,419 (f)
EOP Operating LP
7.00%                                         07/15/11                           4,240                         4,411 (f)
EOP Operating LP (REIT)
7.75%                                         11/15/07                           2,845                         2,916 (f)
FirstEnergy Corp. (Series B)
6.45%                                         11/15/11                           2,980                         3,032 (f)
Forest Oil Corp.
8.00%                                         06/15/08                           5,630                         5,750
FPL Group Capital, Inc. (Series B)
5.55%                                         02/16/08                           3,630                         3,617 (f)
Freescale Semiconductor Inc.
7.13%                                         07/15/14                           8,275                         8,358
General Mills, Inc.
3.88%                                         11/30/07                           2,035                         1,984 (f)
Georgia Power Co.
4.88%                                         07/15/07                           3,565                         3,544 (f)
Goodrich Corp.
7.10%                                         11/15/27                           2,380                         2,501 (f)
Greater Bay Bancorp
5.25%                                         03/31/08                           4,870                         4,811 (f)
Grupo Gigante S.A. de C.V.
8.75%                                         04/13/16                             930                           874 (a,h)
Grupo Televisa S.A.
6.63%                                         03/18/25                           2,070                         1,933
GS Caltex Corp.
5.50%                                         10/15/15                           3,245                         3,045 (a,f)
GTE Corp.
6.94%                                         04/15/28                           4,600                         4,545 (f)
7.51%                                         04/01/09                           2,125                         2,209 (f)
Halliburton Co.
8.75%                                         02/15/21                           1,945                         2,385 (f)
HJ Heinz Finance Co.
6.75%                                         03/15/32                           2,185                         2,147
Hopson Development Holdings Ltd.
8.13%                                         11/09/12                           2,750                         2,736 (a,f)
HSBC Bank USA NA
3.88%                                         09/15/09                           6,695                         6,347 (f)
HSBC Capital Funding LP
4.61%                                         12/29/49                           3,400                         3,055 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                         12/31/49                           3,380                         3,788 (a,f,g)
HSBC Finance Corp.
6.50%                                         11/15/08                           3,396                         3,458 (f)
IBM Canada Credit Services Co.
3.75%                                         11/30/07                           1,790                         1,737 (a,f)
ING Capital Funding TR III
8.44%                                         12/29/49                           2,765                         3,015 (f,g)
ING Groep N.V.
5.78%                                         12/29/49                           5,280                         4,946 (f,g)
International Business Machines Corp.
3.80%                                         02/01/08                           2,140                         2,085 (f)
iStar Financial, Inc.
4.88%                                         01/15/09                           1,070                         1,045 (f)
7.00%                                         03/15/08                           2,040                         2,072 (f)
Kansas Gas & Electric
5.65%                                         03/29/21                           1,705                         1,596 (f)
Kimco Realty Corp. (REIT)
4.82%                                         06/01/14                           2,135                         1,955 (f)
Kinder Morgan Energy Partners LP
5.13%                                         11/15/14                           2,540                         2,319 (f)
Kraft Foods, Inc.
5.25%                                         06/01/07                           2,310                         2,299 (f)
L-3 Communications Corp.
6.38%                                         10/15/15                           3,380                         3,228 (f)
Laboratory Corp of America Holdings
5.63%                                         12/15/15                           2,125                         2,031 (f)
Lyondell Chemical Co. (Series A)
9.63%                                         05/01/07                           5,630                         5,714 (f)
MacDermid, Inc.
9.13%                                         07/15/11                           8,450                         8,830 (f)
Marsh & McLennan Companies, Inc.
5.15%                                         09/15/10                           3,200                         3,105 (f)
Meritage Homes Corp.
6.25%                                         03/15/15                           9,455                         7,966 (f)
Merrill Lynch & Company, Inc.
6.05%                                         05/16/16                           3,550                         3,527
MGM Mirage
5.88%                                         02/27/14                           9,725                         8,716 (f)
Midamerican Energy Holdings Co.
3.50%                                         05/15/08                           3,160                         3,044 (f)
6.13%                                         04/01/36                           2,165                         2,041 (a,f)
Mohegan Tribal Gaming Authority
8.00%                                         04/01/12                           5,645                         5,737 (f)
Morgan Stanley (Series F)
5.19%                                         01/18/08                           9,000                         9,014 (f,g)
Motorola, Inc.
4.61%                                         11/16/07                           3,340                         3,292 (f)
MUFG Capital Finance 1 Ltd.
6.35%                                         07/25/49                           2,070                         1,994 (f,g)
National Power Corp.
9.44%                                         08/23/11                           2,110                         2,284 (a,f,g)
NB Capital Trust IV
8.25%                                         04/15/27                           4,160                         4,356 (f)
Nelnet, Inc.
5.13%                                         06/01/10                           2,800                         2,675 (f)
New Cingular Wireless Services Inc.
8.75%                                         03/01/31                           3,600                         4,390 (f)
News America, Inc.
7.25%                                         05/18/18                           1,915                         2,029 (f)
Nextel Communications, Inc. (Series E)
6.88%                                         10/31/13                           5,340                         5,422 (f)
Norfolk Southern Corp.
6.00%                                         04/30/08                             475                           477 (f)
Norfolk Southern Railway Co.
9.75%                                         06/15/20                           2,360                         3,085 (f)
Northeast Utilities (Series B)
3.30%                                         06/01/08                           2,105                         2,007 (f)
Northern States Power Co.
6.25%                                         06/01/36                           1,240                         1,231
Northrop Grumman Corp.
4.08%                                         11/16/06                           5,245                         5,215 (f)
NorthWestern Corp.
5.88%                                         11/01/14                           3,875                         3,796 (f)
Ocean Energy, Inc.
4.38%                                         10/01/07                           1,410                         1,382 (f)
Ohio Power Co. (Series E)
6.60%                                         02/15/33                           1,120                         1,126 (f)
Owens Brockway Glass Container Inc.
6.75%                                         12/01/14                           2,955                         2,741 (f)
Pacific Bell
7.13%                                         03/15/26                           1,495                         1,540
Pacific Gas & Electric Co.
6.05%                                         03/01/34                           1,630                         1,539 (f)
PanAmSat Corp.
9.00%                                         08/15/14                           6,305                         6,400 (f)
Pemex Finance Ltd.
9.03%                                         02/15/11                           5,216                         5,557 (f)
9.69%                                         08/15/09                           4,300                         4,545 (f)
Pemex Project Funding Master Trust
6.13%                                         08/15/08                           3,145                         3,140 (f)
7.38%                                         12/15/14                           2,020                         2,102 (f,h)
Pepco Holdings, Inc.
5.50%                                         08/15/07                           3,385                         3,384 (f)
5.86%                                         06/01/10                           3,250                         3,259 (f,g)
Pioneer Natural Resources Co.
6.88%                                         05/01/18                           5,525                         5,324 (f)
Plains All American Pipeline LP
6.70%                                         05/15/36                           2,165                         2,125 (a)
Potomac Edison Co.
5.35%                                         11/15/14                           1,520                         1,452 (f)
Procter & Gamble - Esop (Series A)
9.36%                                         01/01/21                           4,800                         5,830 (f)
Prudential Financial, Inc.
5.46%                                         06/13/08                           5,000                         5,008 (f,g)
5.90%                                         03/17/36                           2,215                         2,020 (f)
Puget Energy, Inc.
3.36%                                         06/01/08                           2,120                         2,023 (f)
5.48%                                         06/01/35                           2,135                         1,854 (f)
Quest Diagnostics Inc.
6.75%                                         07/12/06                           2,205                         2,205 (f)
Qwest Corp.
7.63%                                         06/15/15                           8,400                         8,295 (f)
Rabobank Capital Funding II
5.26%                                         12/31/49                           4,670                         4,382 (a,f,g)
Rabobank Capital Funding Trust
5.25%                                         12/29/49                           2,130                         1,951 (a,g)
Reader's Digest Assoc, Inc.
6.50%                                         03/01/11                           8,280                         7,990
Reckson Operating Partnership LP (REIT)
5.88%                                         08/15/14                           2,280                         2,206 (f)
Residential Capital Corp.
6.13%                                         11/21/08                           8,450                         8,338 (f)
6.90%                                         04/17/09                           3,245                         3,245 (a,g)
Resona Bank Ltd.
5.85%                                         09/29/49                           3,070                         2,856 (a)
Rogers Cable Inc.
5.50%                                         03/15/14                           5,220                         4,633 (f)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                         05/01/13                           3,245                         3,160 (a)
RSHB Capital S.A.
7.18%                                         05/16/13                           2,750                         2,726 (a)
Safeco Capital Trust I (Series B)
8.07%                                         07/15/37                           2,530                         2,667
Simon Property Group LP (REIT)
4.60%                                         06/15/10                           2,165                         2,075 (f)
4.88%                                         08/15/10                           3,870                         3,729 (f)
Smith International, Inc.
6.00%                                         06/15/16                           2,105                         2,086
Southern Copper Corp.
7.50%                                         07/27/35                           2,690                         2,554
Sprint Capital Corp.
6.00%                                         01/15/07                           5,330                         5,337 (f)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                         12/03/14                           2,010                         1,913 (g)
Stewart Enterprises, Inc.
6.25%                                         02/15/13                           6,860                         6,251
Tampa Electric Co.
6.55%                                         05/15/36                           1,055                         1,049
Telefonos de Mexico S.A. de C.V.
4.50%                                         11/19/08                           1,225                         1,180 (f)
8.75%                                         01/31/16                          29,000                         2,379
TELUS Corp.
7.50%                                         06/01/07                           4,015                         4,074 (f)
Tesoro Corp.
6.25%                                         11/01/12                           1,625                         1,544 (a,f)
The Kroger Co.
6.80%                                         12/15/18                           2,085                         2,096 (f)
Thomson Corp.
5.50%                                         08/15/35                           2,125                         1,837 (f)
Time Warner Entertainment Co.
8.38%                                         03/15/23 - 07/15/33                5,140                         5,780 (f)
TuranAlem Finance BV
7.75%                                         04/25/13                           1,560                         1,515 (a,f)
TXU Electric Delivery Co.
5.00%                                         09/01/07                           2,180                         2,156 (f)
6.38%                                         05/01/12                             875                           884 (f)
Tyson Foods, Inc.
7.25%                                         10/01/06                              95                            95 (f)
8.25%                                         10/01/11                           4,200                         4,457
United Overseas Bank Ltd.
4.50%                                         07/02/13                           4,325                         3,909 (a,f)
United Utilities PLC
6.45%                                         04/01/08                           2,215                         2,237 (f)
Valero Energy Corp.
3.50%                                         04/01/09                           3,465                         3,262 (f)
Verizon Pennsylvania Inc.
8.75%                                         08/15/31                           2,125                         2,410 (f)
Viacom, Inc.
5.63%                                         05/01/07                           2,325                         2,322 (f)
VTB Capital S.A.
6.17%                                         09/21/07                           4,320                         4,328 (a,f,g)
Wells Fargo & Co.
5.25%                                         12/01/07                             805                           801 (f)
Westar Energy, Inc.
5.15%                                         01/01/17                           1,450                         1,327 (f)
7.13%                                         08/01/09                           1,160                         1,194 (f)
Westfield Capital Corporation Limited
4.38%                                         11/15/10                           3,100                         2,925 (a,f)
Weyerhaeuser Co.
6.13%                                         03/15/07                             583                           583 (f)
Williams Partners LP
7.50%                                         06/15/11                           4,310                         4,321 (a)
Wisconsin Electric Power
3.50%                                         12/01/07                           2,565                         2,495 (f)
                                                                                                             607,267

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
Banc of America Funding Corp.
5.75%                                         03/20/36                           1,758                         1,722 (f,g)
5.88%                                         02/20/36                           2,992                         2,946 (f,g)
Banc of America Mortgage Securities (Class B)
5.33%                                         10/25/35                           1,225                         1,148 (f,g)
5.39%                                         01/25/36                           1,847                         1,777 (f,g)
5.57%                                         02/25/36                           1,398                         1,356 (f,g)
Bank of America Alternative Loan Trust
6.50%                                         07/25/35                           2,746                         2,742 (f)
Bear Stearns Commercial Mortgage Securities
5.58%                                         03/11/39                           1,472                         1,457 (f,g)
6.02%                                         02/14/31                           3,657                         3,679 (f)
CalSTRS Trust
4.13%                                         11/20/12                           5,926                         5,805 (a,f)
Countrywide Alternative Loan Trust
6.00%                                         03/25/36                           1,415                         1,187
Countrywide Alternative Loan Trust (Class B)
6.00%                                         05/25/36                             789                           687
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                         12/25/35                           1,668                         1,564 (f)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                         02/25/36                           1,001                           941 (f,g)
CS First Boston Mortgage Securities Corp.
1.69%                                         03/15/35                          73,482                         3,025 (a,f,g)
5.33%                                         10/25/35                           1,670                         1,539 (f,g)
5.63%                                         07/15/37                          54,140                         1,573 (a,c,f,g)
DLJ Commercial Mortgage Corp.
6.24%                                         11/12/31                           7,703                         7,774 (f)
First Horizon Alternative Mortgage Securities
(Class B)
5.98%                                         05/25/36                             434                           377 (g)
First Union-Lehman Brothers-Bank of America
6.56%                                         11/18/35                           3,258                         3,292 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                         05/15/35                           5,201                         5,261 (f)
6.47%                                         04/15/34                           2,000                         2,051 (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.60%                                         12/10/41                          88,466                         2,156 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                         04/10/37                           4,200                         4,103 (f)
Homeside Mortgage Securities Trust (Class A)
5.27%                                         01/20/27                             955                           955 (f,g)
Impac CMB Trust
5.58%                                         04/25/35                           4,316                         4,325 (f,g)
Impac CMB Trust (Class 1)
5.68%                                         10/25/34                           5,102                         5,107 (f,g)
Impac CMB Trust (Class A)
6.08%                                         12/25/33                           1,383                         1,384 (f,g)
Indymac INDA Mortgage Loan Trust
5.16%                                         01/25/36                             475                           451 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                         01/25/36                             955                           927 (f,g)
Indymac Index Mortgage Loan Trust
5.41%                                         06/25/35                           2,801                         2,720 (f,g)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.29%                                         01/12/39                          45,323                         1,750 (a,f,g)
6.47%                                         11/15/35                           5,391                         5,551 (f)
JPMorgan Mortgage Trust
5.41%                                         11/25/35                           5,603                         5,424 (f,g)
LB-UBS Commercial Mortgage Trust
4.06%                                         09/15/27                           6,696                         6,412 (f,g)
4.51%                                         12/15/29                           3,039                         2,865 (f)
4.53%                                         01/15/36                          23,341                         1,570 (a,c,f)
5.36%                                         03/15/34                          11,298                           174 (a,c,f,g)
5.58%                                         01/18/12                          76,496                         2,286 (c,f,g)
6.23%                                         03/15/26                           3,000                         3,038 (f)
6.24%                                         01/15/36                          29,138                           774 (a,c,f,g)
6.65%                                         10/15/35                          23,693                         1,013 (a,c,f,g)
7.61%                                         02/15/40                          52,839                         1,109 (a,c,f,g)
8.21%                                         03/15/36                          87,983                         2,450 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                         12/15/30                           1,777                         1,806 (f)
6.65%                                         11/15/27                           8,377                         8,689 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                         07/14/16                             750                           777 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
7.88%                                         12/15/39                          53,683                           935 (a,c,f,g)
8.01%                                         03/15/32                          61,106                           978 (c,f,g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.46%                                         10/15/17                           7,000                         7,000 (a,f,g)
5.51%                                         10/15/17                           4,000                         4,003 (a,f,g)
Master Alternative Loans Trust
5.00%                                         08/25/18                           2,659                           416 (e,f)
6.50%                                         08/25/34 - 05/25/35               10,759                        10,735 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                         01/25/35                           2,923                         2,923 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                         05/12/39                           5,006                         4,988
MLCC Mortgage Investors, Inc.
5.40%                                         02/25/36                           1,505                         1,460 (f,g)
Morgan Stanley Capital I
7.11%                                         04/15/33                           1,020                         1,056 (f)
Morgan Stanley Dean Witter Capital I
5.03%                                         04/15/34                          10,049                           200 (a,c,f,g)
5.20%                                         10/15/35                          15,754                           300 (a,c,f,g)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                         12/18/32                              79                            79 (f)
6.39%                                         10/15/35                           5,000                         5,136 (f)
6.54%                                         02/15/31                             889                           904 (f)
Mortgage Capital Funding Inc. (Class C)
6.73%                                         06/18/30                           2,046                         2,080 (f)
MortgageIT Trust (Class A)
5.62%                                         08/25/35                           6,424                         6,434 (f,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                         03/15/30                           8,377                         8,488 (f)
Opteum Mortgage Acceptance Corp.
5.62%                                         02/25/35                           4,708                         4,706 (f,g)
Puma Finance Ltd. (Class A)
5.62%                                         03/25/34                           2,050                         2,053 (f,g)
Residential Accredit Loans, Inc.
6.00%                                         01/25/36 - 04/25/36                3,806                         3,504 (f)
6.05%                                         01/25/36                           1,039                         1,029 (f,g)
Residential Asset Securitization Trust
6.00%                                         01/25/46                             638                           544
Residential Funding Mortgage Security I
5.75%                                         01/25/36                             590                           549 (f)
5.75%                                         01/25/36                           1,179                         1,116 (f)
Residential Mortgage Securities
5.23%                                         08/10/30                           3,795                         3,794 (a,f,g)
Sequoia Mortgage Trust
5.53%                                         06/20/34                             679                           680 (f,g)
Structured Asset Securities Corp. (Class X)
2.06%                                         02/25/28                           9,041                           469 (g)
Wachovia Bank Commercial Mortgage Trust
5.51%                                         03/15/45                          12,216                        12,076 (f)
5.68%                                         05/15/43                           4,341                         4,324
Washington Mutual Inc.
5.65%                                         01/25/45                           2,948                         2,954 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.00%                                         11/25/20                           4,533                         4,393 (f)
5.39%                                         08/25/35                           4,177                         3,998 (f,g)
5.50%                                         01/25/36 - 03/25/36                7,130                         6,596 (f)
                                                                                                             230,619

SOVEREIGN BONDS - 0.7%
Government of Argentina
4.89%                                         08/03/12                           2,760                         2,296 (g)
8.28%                                         12/31/33                           3,070                         2,733
Government of Bahamas
6.63%                                         05/15/33                           2,400                         2,566 (a,f)
Government of Brazil
12.50%                                        01/05/16                           5,300                         2,394
Government of Peru
8.38%                                         05/03/16                           2,760                         2,981
Government of Turkey
7.25%                                         03/15/15                           1,655                         1,554
Government of Uruguay
8.00%                                         11/18/22                           1,240                         1,187 (f)
                                                                                                              15,711

TOTAL BONDS AND NOTES                                                                                      2,281,093
 (COST $2,358,199)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 20.5%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 14.6%
AESOP Funding II LLC (Class A)
5.39%                                         04/20/10                           5,000                         5,009 (a,g)
American Express Credit Account Master Trust
(Class A)
5.31%                                         10/15/10                           4,000                         4,008 (g)
Arran Master Trust (Class A)
5.22%                                         12/15/10                           3,000                         3,000 (g)
Bayview Financial Acquisition Trust (Class A)
5.79%                                         02/28/44                           7,460                         7,476 (g)
Capital Auto Receivables Asset Trust
(Class A)
5.20%                                         03/15/07                             473                           473 (g)
5.26%                                         04/15/08                           4,994                         4,994 (g)
Chase Credit Card Master Trust (Class A)
5.24%                                         09/15/09                           3,000                         3,001 (g)
Chase Issuance Trust
5.21%                                         12/15/10                          10,000                        10,001 (g)
Citibank Credit Card Issuance Trust
5.21%                                         12/15/10                           4,500                         4,501 (g)
5.27%                                         11/22/10                          10,000                        10,013 (g)
5.48%                                         03/20/09                           8,000                         8,004 (g)
CNH Equipment Trust
5.27%                                         10/15/08                           2,297                         2,298 (g)
CNH Equipment Trust (Class A)
5.36%                                         12/15/10                           1,826                         1,829 (a,g)
CNH Wholesale Master Note Trust (Class A)
5.31%                                         06/15/11                           2,000                         1,998 (g)
Countrywide Asset-Backed Certificates
5.41%                                         11/25/35                           1,380                         1,381 (g)
5.52%                                         05/25/35                          23,740                        23,748 (g)
5.58%                                         07/25/34                           3,000                         3,005 (g)
5.75%                                         05/25/33                              68                            68 (g)
Countrywide Asset-Backed Certificates
(Class 2)
5.62%                                         06/25/33                              20                            20 (g)
Countrywide Asset-Backed Certificates
(Class A)
5.72%                                         03/25/33                             802                           804 (g)
Countrywide Home Equity Loan Trust (Class A)
5.44%                                         05/15/28                           4,765                         4,767 (g)
Discover Card Master Trust I (Class A)
5.22%                                         05/15/11                           6,500                         6,500 (g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.58%                                         11/25/36                           3,000                         3,007 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                         03/25/35                          10,000                        10,058 (g)
First Horizon Asset Back Trust (Class A)
5.54%                                         02/25/34                           1,544                         1,545 (g)
Fleet Credit Card Master Trust II (Class A)
5.34%                                         04/15/10                           8,000                         8,012 (g)
Fleet Home Equity Loan Trust (Class A)
5.52%                                         01/20/33                           2,661                         2,664 (g)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.24%                                         07/15/09                          35,000                        34,975 (g)
Fremont Home Loan Trust
5.52%                                         04/25/35                           7,624                         7,629 (g)
GMAC Mortgage Corp. Loan Trust
5.41%                                         08/25/35                           4,700                         4,700 (g)
Gracechurch Card Funding PLC
5.21%                                         06/15/10                           5,000                         5,002 (g)
Gracechurch Card Funding PLC (Class A)
5.21%                                         11/15/10                           2,500                         2,501 (g)
5.23%                                         02/17/09                          10,000                        10,002 (g)
5.31%                                         03/15/10                           3,500                         3,504 (g)
GSAA Trust
5.57%                                         01/25/36                          10,000                        10,022 (g)
Hertz Vehicle Financing LLC
5.41%                                         05/25/08                          11,000                        11,003 (a,g)
5.46%                                         02/25/10                           5,000                         5,000 (a,g)
Indymac Home Equity Loan Asset-Backed Trust
5.42%                                         05/25/36                           7,116                         7,118 (g)
Indymac Residential Asset Backed Trust
5.49%                                         10/25/35                          20,000                        20,011 (g)
Long Beach Mortgage Loan Trust
5.42%                                         05/25/36                           3,800                         3,800 (g)
5.44%                                         09/25/35                           3,941                         3,941 (g)
5.59%                                         11/25/34                           2,067                         2,068 (g)
5.60%                                         09/25/35                           6,000                         6,014 (g)
Meritage Mortgage Loan Trust
5.59%                                         07/25/64                           7,385                         7,393 (g)
Metris Master Trust (Class A)
5.37%                                         03/21/11                           7,000                         7,000 (g)
5.42%                                         10/20/10                          10,000                        10,004 (g)
Option One Mortgage Loan Trust (Class A)
5.74%                                         02/25/33                             417                           417 (g)
Providian Gateway Master Trust (Class A)
5.50%                                         06/15/10                           2,560                         2,564 (a,g)
Residential Asset Mortgage Products, Inc.
5.59%                                         12/25/33                          10,000                        10,023 (g)
Residential Asset Mortgage Products, Inc.
(Class A)
5.60%                                         06/25/32                             203                           203 (g)
Residential Asset Securities Corp.
5.19%                                         06/25/36                           3,000                         3,000 (g)
5.57%                                         01/25/36                          12,000                        12,032 (g)
Residential Asset Securities Corp. (Class A)
5.61%                                         06/25/33                             262                           262 (g)
Residential Funding Mortgage Securities II
Inc. (Class A)
5.53%                                         02/25/34                             376                           377 (g)
Saxon Asset Securities Trust
5.43%                                         03/25/36                          10,671                        10,671 (g)
5.55%                                         05/25/35                           2,253                         2,254 (g)
5.61%                                         08/25/35                             585                           586 (g)
Structured Asset Investment Loan Trust
5.49%                                         04/25/35                           7,000                         7,004 (g)
Structured Asset Securities Corp.
5.52%                                         02/25/35                           9,122                         9,131 (g)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                         06/25/34                           2,281                         2,284 (g)
                                                                                                             354,679

CORPORATE NOTES - 2.1%
Countrywide Financial Corp.
5.21%                                         11/03/06                          10,000                         9,998 (g)
5.38%                                         09/13/06                           9,000                         8,997 (g)
Marsh & McLennan Companies, Inc.
5.19%                                         07/13/07                           3,000                         2,998 (g)
Toyota Motor Credit Corp.
5.27%                                         09/15/06                          20,000                        19,995 (g)
VTB Capital S.A.
6.17%                                         09/21/07                          10,000                        10,020 (a,g)
                                                                                                              52,008

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
Banc of America Large Loan
5.32%                                         06/15/18                           2,458                         2,458 (a,g)
5.41%                                         03/15/22                          10,000                        10,004 (a,g)
Crusade Global Trust (Class A)
5.59%                                         09/18/34                           1,971                         1,975 (g)
Granite Master Issuer PLC
5.27%                                         12/20/54                           9,000                         9,010 (g)
5.49%                                         12/20/24                          13,000                        13,014 (g)
Granite Mortgages PLC (Class 1)
5.26%                                         01/20/43                           1,291                         1,293 (g)
GSAMP Trust
5.47%                                         12/25/35                          12,500                        12,507 (g)
Impac CMB Trust
5.65%                                         08/25/33                           1,849                         1,849 (g)
Impac CMB Trust (Class 1)
5.68%                                         10/25/34                           6,172                         6,177 (g)
Impac Secured Assets CMN Owner Trust
5.71%                                         03/25/36                           6,445                         6,464 (g)
Interstar Millennium Trust (Class A)
5.52%                                         03/14/36                           1,370                         1,372 (g)
JPMorgan Alternative Loan Trust
5.41%                                         08/25/36                           5,000                         5,000 (g)
Medallion Trust (Class A)
5.23%                                         08/22/36                           3,591                         3,596 (g)
National RMBS Trust
5.52%                                         03/20/34                           2,119                         2,120 (g)
Residential Accredit Loans, Inc.
5.39%                                         06/25/36                           5,000                         5,000 (g)
Thornburg Mortgage Securities Trust (Class A)
5.53%                                         12/25/35                           4,076                         4,071 (g)
5.66%                                         04/25/43                           1,176                         1,177 (g)
Washington Mutual Inc.
5.55%                                         07/25/44                           4,047                         4,077 (g)
5.66%                                         01/25/45                           2,386                         2,389 (g)
                                                                                                              93,553

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                           500,240
 (COST $500,050)

                                                                          NUMBER OF CONTRACTS            VALUE
---------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
---------------------------------------------------------------------------------------------------------------------
CALL OPTIONS
Euro Dollar Futures                                                                765                             5
 (COST $31)

TOTAL INVESTMENTS IN SECURITIES                                                                            2,781,338
 (COST $2,858,280)

                                                                            NUMBER OF SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 20.5%
---------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 11.8%
GEI Short Term Investment Fund
6.93%                                                                      287,865,898                       287,866 (c,j)

Short-Term Securities Purchased with Collateral from Securities on Loan - 8.7%
GEI Short Term Investment Fund
6.93%                                                                      210,738,308                       210,738 (c,j)

Total Short-Term Investments                                                                                 498,604
 (Cost $498,604)

Total Investments                                                                                          3,279,942
 (Cost $3,356,884)

Liabilities in Excess of Other Assets, net - (34.7)%                                                        (844,114)

                                                                                                    -----------------
NET ASSETS - 100.0%                                                                                       $2,435,828
                                                                                                    =================


---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following written option contracts open at June 30, 2006 (unaudited):


                                                                   EXPIRATION DATE/      NUMBER OF
CALL OPTIONS                                                         STRIKE PRICE        CONTRACTS      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures
 (Written Option Premium $7)                                       July 06 / 95.00          765            $ (5)


The S&S Income Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                             CURRENT
                                                                         NUMBER OF           NOTIONAL         UNREALIZED
DESCRIPTION                                       EXPIRATION DATE        CONTRACTS            VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                September 2006            380              89,699               18
U.S. Treasury Notes 5 Yr. Futures                  September 2006            870              89,963             (485)
U.S. Treasury Notes 10 Yr. Futures                 September 2006            170              17,826             (125)
                                                                                                            ----------
                                                                                                               $ (592)
                                                                                                            ==========


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $211,040 or 8.66% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2006.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.


+    Percentages are based on net assets as of June 30, 2006.

*    Less than 0.1%.

**   Par value less than 500.


Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 28, 2006